POWERSHARES EXCHANGE-TRADED FUND TRUST (THE "TRUST")

SUPPLEMENT DATED APRIL 15, 2011 TO THE PROSPECTUS
DATED AUGUST 31, 2010 OF:

PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Zacks Micro Cap Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN
INVESTMENT POLICY

The Board of Trustees of the Trust approved a change to the name, the investment objective and the principal investment strategies of the PowerShares Dynamic Large Cap Portfolio (the "Fund"), effective June 16, 2011. The Fund's name will change to PowerShares Fundamental Pure Large Core Portfolio and the Fund's ticker symbol will change from "PJF" to "PXLC". At that time, the Fund will amend its current investment objective of seeking investment results that correspond (before fees and expenses) generally to the price and yield of the equity index called the Dynamic Large Cap IntellidexSM Index. Instead, the Fund will seek investment results that correspond (before fees and expenses) generally to the price and yield of the RAFI® Fundamental Large Core Index (the "Index"). The Fund will invest at least 90% of its total assets in the component securities that comprise the Index. The Index is comprised of common equity securities of "large core" U.S. companies, as classified by Research Affiliates, LLC (the "Index Provider"), based on the Index Provider's Fundamental Index methodology. In selecting securities for the Index and determining each individual security's relative weight within the Index, the Index Provider utilizes fundamental measures of company size rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider's RAFI Size/Style Index suite is constructed from the 2,500 largest U.S. companies, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. A composite fundamental weight is calculated for each security by equally weighting the four fundamental measures. Securities are divided into three size groups—"large," "mid" and "small"—based on their fundamental weight. The Index Provider classifies the Index constituents as "growth," "core" or "value" based on the Fundamental Index methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. Because the Index Provider uses a Fundamental Index methodology and selects securities for inclusion in the Index based on their fundamental weight, and not their market capitalization, the Fund's policy to normally invest at least 80% of its total assets in common stocks of large capitalization companies will no longer apply. Instead, the Fund will normally invest at least 80% of its total assets in common equity securities of fundamentally large companies. The Fund considers "fundamentally large" companies to be those companies that comprise the Index. This 80% investment policy is a non-fundamental policy that may be changed by the Board of Trustees of the Trust without shareholder approval, upon 60 days prior notice to shareholders.

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-5-1 4/15/11

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 15, 2011 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 31, 2010 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Buyback AchieversTM Portfolio
PowerShares CleantechTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Dynamic Software Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares Financial Preferred Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon Halter USX China Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares Zacks Micro Cap Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN
INVESTMENT POLICY

Effective June 16, 2011, the name of the PowerShares Dynamic Large Cap Portfolio will be changed to PowerShares Fundamental Pure Large Core Portfolio (the "Fund") and all references to PowerShares Dynamic Large Cap Portfolio will be deleted and replaced with PowerShares Fundamental Pure Large Core Portfolio. In addition, the Underlying Index for the Fund will be changed from the Dynamic Large Cap IntellidexSM Index to the RAFI® Fundamental Large Core Index and all references to the Dynamic Large Cap IntellidexSM Index will be deleted and replaced with the RAFI® Fundamental Large Core Index. Finally, the ticker symbol for the Fund will be changed from "PJF" to "PXLC" and all references to the old ticker symbol will be deleted and replaced with the new ticker symbol.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-5-1 4/15/11

POWERSHARES EXCHANGE-TRADED FUND TRUST (THE "TRUST")

SUPPLEMENT DATED APRIL 15, 2011 TO THE PROSPECTUS
DATED AUGUST 31, 2010 OF:

PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Zacks Micro Cap Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN
INVESTMENT POLICY

The Board of Trustees of the Trust approved a change to the name, the investment objective and the principal investment strategies of the PowerShares Dynamic Mid Cap Growth Portfolio (the "Fund"), effective June 16, 2011. The Fund's name will change to PowerShares Fundamental Pure Mid Growth Portfolio and the Fund's ticker symbol will change from "PWJ" to "PXMG". At that time, the Fund will amend its current investment objective of seeking investment results that correspond (before fees and expenses) generally to the price and yield of the equity index called the Dynamic Mid Cap Growth IntellidexSM Index. Instead, the Fund will seek investment results that correspond (before fees and expenses) generally to the price and yield of the RAFI® Fundamental Mid Growth Index (the "Index"). The Fund will invest at least 90% of its total assets in the component securities that comprise the Index. The Index is comprised of common equity securities of "mid growth" U.S. companies, as classified by Research Affiliates, LLC (the "Index Provider"), based on the Index Provider's Fundamental Index methodology. In selecting securities for the Index and determining each individual security's relative weight within the Index, the Index Provider utilizes fundamental measures of company size rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider's RAFI Size/Style Index suite is constructed from the 2,500 largest U.S. companies, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. A composite fundamental weight is calculated for each security by equally weighting the four fundamental measures. Securities are divided into three size groups—"large," "mid" and "small"—based on their fundamental weight. The Index Provider classifies the Index constituents as "growth," "core" or "value" based on the Fundamental Index methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. Because the Index Provider uses a Fundamental Index methodology and selects securities for inclusion in the Index based on their fundamental weight, and not their market capitalization, the Fund's policy to normally invest at least 80% of its total assets in common stocks of medium capitalization companies will no longer apply. Instead, the Fund will normally invest at least 80% of its total assets in common equity securities of fundamentally mid companies. The Fund considers "fundamentally mid" companies to be those companies that comprise the Index. This 80% investment policy is a non-fundamental policy that may be changed by the Board of Trustees of the Trust without shareholder approval, upon 60 days prior notice to shareholders.

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-5-2 4/15/11

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 15, 2011 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 31, 2010 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Buyback AchieversTM Portfolio
PowerShares CleantechTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Dynamic Software Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares Financial Preferred Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon Halter USX China Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares Zacks Micro Cap Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN
INVESTMENT POLICY

Effective June 16, 2011, the name of the PowerShares Dynamic Mid Cap Growth Portfolio will be changed to PowerShares Fundamental Pure Mid Growth Portfolio (the "Fund") and all references to PowerShares Dynamic Mid Cap Growth Portfolio will be deleted and replaced with PowerShares Fundamental Pure Mid Growth Portfolio. In addition, the Underlying Index for the Fund will be changed from the Dynamic Mid Cap Growth IntellidexSM Index to the RAFI® Fundamental Mid Growth Index and all references to the Dynamic Mid Cap Growth IntellidexSM Index will be deleted and replaced with the RAFI® Fundamental Mid Growth Index. Finally, the ticker symbol for the Fund will be changed from "PWJ" to "PXMG" and all references to the old ticker symbol will be deleted and replaced with the new ticker symbol.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-5-2 4/15/11

POWERSHARES EXCHANGE-TRADED FUND TRUST (THE "TRUST")

SUPPLEMENT DATED APRIL 15, 2011 TO THE PROSPECTUS
DATED AUGUST 31, 2010 OF:

PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Zacks Micro Cap Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN
INVESTMENT POLICY

The Board of Trustees of the Trust approved a change to the name, the investment objective and the principal investment strategies of the PowerShares Dynamic Mid Cap Portfolio (the "Fund"), effective June 16, 2011. The Fund's name will change to PowerShares Fundamental Pure Mid Core Portfolio and the Fund's ticker symbol will change from "PJG" to "PXMC". At that time, the Fund will amend its current investment objective of seeking investment results that correspond (before fees and expenses) generally to the price and yield of the equity index called the Dynamic Mid Cap IntellidexSM Index. Instead, the Fund will seek investment results that correspond (before fees and expenses) generally to the price and yield of the RAFI® Fundamental Mid Core Index (the "Index"). The Fund will invest at least 90% of its total assets in the component securities that comprise the Index. The Index is comprised of common equity securities of "mid core" U.S. companies, as classified by Research Affiliates, LLC (the "Index Provider"), based on the Index Provider's Fundamental Index methodology. In selecting securities for the Index and determining each individual security's relative weight within the Index, the Index Provider utilizes fundamental measures of company size rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider's RAFI Size/Style Index suite is constructed from the 2,500 largest U.S. companies, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. A composite fundamental weight is calculated for each security by equally weighting the four fundamental measures. Securities are divided into three size groups—"large," "mid" and "small"—based on their fundamental weight. The Index Provider classifies the Index constituents as "growth," "core" or "value" based on the Fundamental Index methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. Because the Index Provider uses a Fundamental Index methodology and selects securities for inclusion in the Index based on their fundamental weight, and not their market capitalization, the Fund's policy to normally invest at least 80% of its total assets in common stocks of medium capitalization companies will no longer apply. Instead, the Fund will normally invest at least 80% of its total assets in common equity securities of fundamentally mid companies. The Fund considers "fundamentally mid" companies to be those companies that comprise the Index. This 80% investment policy is a non-fundamental policy that may be changed by the Board of Trustees of the Trust without shareholder approval, upon 60 days prior notice to shareholders.

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-5-3 4/15/11

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 15, 2011 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 31, 2010 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Buyback AchieversTM Portfolio
PowerShares CleantechTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Dynamic Software Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares Financial Preferred Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon Halter USX China Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares Zacks Micro Cap Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN
INVESTMENT POLICY

Effective June 16, 2011, the name of the PowerShares Dynamic Mid Cap Portfolio will be changed to PowerShares Fundamental Pure Mid Core Portfolio (the "Fund") and all references to PowerShares Dynamic Mid Cap Portfolio will be deleted and replaced with PowerShares Fundamental Pure Mid Core Portfolio. In addition, the Underlying Index for the Fund will be changed from the Dynamic Mid Cap IntellidexSM Index to the RAFI® Fundamental Mid Core Index and all references to the Dynamic Mid Cap IntellidexSM Index will be deleted and replaced with the RAFI® Fundamental Mid Core Index. Finally, the ticker symbol for the Fund will be changed from "PJG" to "PXMC" and all references to the old ticker symbol will be deleted and replaced with the new ticker symbol.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-5-3 4/15/11

POWERSHARES EXCHANGE-TRADED FUND TRUST (THE "TRUST")

SUPPLEMENT DATED APRIL 15, 2011 TO THE PROSPECTUS
DATED AUGUST 31, 2010 OF:

PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Zacks Micro Cap Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN
INVESTMENT POLICY

The Board of Trustees of the Trust approved a change to the name, the investment objective and the principal investment strategies of the PowerShares Dynamic Mid Cap Value Portfolio (the "Fund"), effective June 16, 2011. The Fund's name will change to PowerShares Fundamental Pure Mid Value Portfolio and the Fund's ticker symbol will change from "PWP" to "PXMV". At that time, the Fund will amend its current investment objective of seeking investment results that correspond (before fees and expenses) generally to the price and yield of the equity index called the Dynamic Mid Cap Value IntellidexSM Index. Instead, the Fund will seek investment results that correspond (before fees and expenses) generally to the price and yield of the RAFI® Fundamental Mid Value Index (the "Index"). The Fund will invest at least 90% of its total assets in the component securities that comprise the Index. The Index is comprised of common equity securities of "mid value" U.S. companies, as classified by Research Affiliates, LLC (the "Index Provider"), based on the Index Provider's Fundamental Index methodology. In selecting securities for the Index and determining each individual security's relative weight within the Index, the Index Provider utilizes fundamental measures of company size rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider's RAFI Size/Style Index suite is constructed from the 2,500 largest U.S. companies, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. A composite fundamental weight is calculated for each security by equally weighting the four fundamental measures. Securities are divided into three size groups—"large," "mid" and "small"—based on their fundamental weight. The Index Provider classifies the Index constituents as "growth," "core" or "value" based on the Fundamental Index methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. Because the Index Provider uses a Fundamental Index methodology and selects securities for inclusion in the Index based on their fundamental weight, and not their market capitalization, the Fund's policy to normally invest at least 80% of its total assets in common stocks of medium capitalization companies will no longer apply. Instead, the Fund will normally invest at least 80% of its total assets in common equity securities of fundamentally mid companies. The Fund considers "fundamentally mid" companies to be those companies that comprise the Index. This 80% investment policy is a non-fundamental policy that may be changed by the Board of Trustees of the Trust without shareholder approval, upon 60 days prior notice to shareholders.

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-5-4 4/15/11

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 15, 2011 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 31, 2010 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Buyback AchieversTM Portfolio
PowerShares CleantechTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Dynamic Software Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares Financial Preferred Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon Halter USX China Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares Zacks Micro Cap Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN
INVESTMENT POLICY

Effective June 16, 2011, the name of the PowerShares Dynamic Mid Cap Value Portfolio will be changed to PowerShares Fundamental Pure Mid Value Portfolio (the "Fund") and all references to PowerShares Dynamic Mid Cap Value Portfolio will be deleted and replaced with PowerShares Fundamental Pure Mid Value Portfolio. In addition, the Underlying Index for the Fund will be changed from the Dynamic Mid Cap Value IntellidexSM Index to the RAFI® Fundamental Mid Value Index and all references to the Dynamic Mid Cap Value IntellidexSM Index will be deleted and replaced with the RAFI® Fundamental Mid Value Index. Finally, the ticker symbol for the Fund will be changed from "PWP" to "PXMV" and all references to the old ticker symbol will be deleted and replaced with the new ticker symbol.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-5-4 4/15/11

POWERSHARES EXCHANGE-TRADED FUND TRUST (THE "TRUST")

SUPPLEMENT DATED APRIL 15, 2011 TO THE PROSPECTUS
DATED AUGUST 31, 2010 OF:

PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Zacks Micro Cap Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN
INVESTMENT POLICY

The Board of Trustees of the Trust approved a change to the name, the investment objective and the principal investment strategies of the PowerShares Dynamic Small Cap Growth Portfolio (the "Fund"), effective June 16, 2011. The Fund's name will change to PowerShares Fundamental Pure Small Growth Portfolio and the Fund's ticker symbol will change from "PWT" to "PXSG". At that time, the Fund will amend its current investment objective of seeking investment results that correspond (before fees and expenses) generally to the price and yield of the equity index called the Dynamic Small Cap Growth IntellidexSM Index. Instead, the Fund will seek investment results that correspond (before fees and expenses) generally to the price and yield of the RAFI® Fundamental Small Growth Index (the "Index"). The Fund will invest at least 90% of its total assets in the component securities that comprise the Index. The Index is comprised of common equity securities of "small growth" U.S. companies, as classified by Research Affiliates, LLC (the "Index Provider"), based on the Index Provider's Fundamental Index methodology. In selecting securities for the Index and determining each individual security's relative weight within the Index, the Index Provider utilizes fundamental measures of company size rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider's RAFI Size/Style Index suite is constructed from the 2,500 largest U.S. companies, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. A composite fundamental weight is calculated for each security by equally weighting the four fundamental measures. Securities are divided into three size groups—"large," "mid" and "small"—based on their fundamental weight. The Index Provider classifies the Index constituents as "growth," "core" or "value" based on the Fundamental Index methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. Because the Index Provider uses a Fundamental Index methodology and selects securities for inclusion in the Index based on their fundamental weight, and not their market capitalization, the Fund's policy to normally invest at least 80% of its total assets in common stocks of small capitalization companies will no longer apply. Instead, the Fund will normally invest at least 80% of its total assets in common equity securities of fundamentally small companies. The Fund considers "fundamentally small" companies to be those companies that comprise the Index. This 80% investment policy is a non-fundamental policy that may be changed by the Board of Trustees of the Trust without shareholder approval, upon 60 days prior notice to shareholders.

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-5-5 4/15/11

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 15, 2011 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 31, 2010 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Buyback AchieversTM Portfolio
PowerShares CleantechTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Dynamic Software Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares Financial Preferred Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon Halter USX China Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares Zacks Micro Cap Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN
INVESTMENT POLICY

Effective June 16, 2011, the name of the PowerShares Dynamic Small Cap Growth Portfolio will be changed to PowerShares Fundamental Pure Small Growth Portfolio (the "Fund") and all references to PowerShares Dynamic Small Cap Growth Portfolio will be deleted and replaced with PowerShares Fundamental Pure Small Growth Portfolio. In addition, the Underlying Index for the Fund will be changed from the Dynamic Small Cap Growth IntellidexSM Index to the RAFI® Fundamental Small Growth Index and all references to the Dynamic Small Cap Growth IntellidexSM Index will be deleted and replaced with the RAFI® Fundamental Small Growth Index. Finally, the ticker symbol for the Fund will be changed from "PWT" to "PXSG" and all references to the old ticker symbol will be deleted and replaced with the new ticker symbol.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-5-5 4/15/11

POWERSHARES EXCHANGE-TRADED FUND TRUST (THE "TRUST")

SUPPLEMENT DATED APRIL 15, 2011 TO THE PROSPECTUS
DATED AUGUST 31, 2010 OF:

PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Zacks Micro Cap Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN
INVESTMENT POLICY

The Board of Trustees of the Trust approved a change to the name, the investment objective and the principal investment strategies of the PowerShares Dynamic Small Cap Portfolio (the "Fund"), effective June 16, 2011. The Fund's name will change to PowerShares Fundamental Pure Small Core Portfolio and the Fund's ticker symbol will change from "PJM" to "PXSC". At that time, the Fund will amend its current investment objective of seeking investment results that correspond (before fees and expenses) generally to the price and yield of the equity index called the Dynamic Small Cap IntellidexSM Index. Instead, the Fund will seek investment results that correspond (before fees and expenses) generally to the price and yield of the RAFI® Fundamental Small Core Index (the "Index"). The Fund will invest at least 90% of its total assets in the component securities that comprise the Index. The Index is comprised of common equity securities of "small core" U.S. companies, as classified by Research Affiliates, LLC (the "Index Provider"), based on the Index Provider's Fundamental Index methodology. In selecting securities for the Index and determining each individual security's relative weight within the Index, the Index Provider utilizes fundamental measures of company size rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider's RAFI Size/Style Index suite is constructed from the 2,500 largest U.S. companies, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. A composite fundamental weight is calculated for each security by equally weighting the four fundamental measures. Securities are divided into three size groups—"large," "mid" and "small"—based on their fundamental weight. The Index Provider classifies the Index constituents as "growth," "core" or "value" based on the Fundamental Index methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. Because the Index Provider uses a Fundamental Index methodology and selects securities for inclusion in the Index based on their fundamental weight, and not their market capitalization, the Fund's policy to normally invest at least 80% of its total assets in common stocks of small capitalization companies will no longer apply. Instead, the Fund will normally invest at least 80% of its total assets in common equity securities of fundamentally small companies. The Fund considers "fundamentally small" companies to be those companies that comprise the Index. This 80% investment policy is a non-fundamental policy that may be changed by the Board of Trustees of the Trust without shareholder approval, upon 60 days prior notice to shareholders.

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-5-6 4/15/11

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 15, 2011 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 31, 2010 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Buyback AchieversTM Portfolio
PowerShares CleantechTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Dynamic Software Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares Financial Preferred Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon Halter USX China Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares Zacks Micro Cap Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN
INVESTMENT POLICY

Effective June 16, 2011, the name of the PowerShares Dynamic Small Cap Portfolio will be changed to PowerShares Fundamental Pure Small Core Portfolio (the "Fund") and all references to PowerShares Dynamic Small Cap Portfolio will be deleted and replaced with PowerShares Fundamental Pure Small Core Portfolio. In addition, the Underlying Index for the Fund will be changed from the Dynamic Small Cap IntellidexSM Index to the RAFI® Fundamental Small Core Index and all references to the Dynamic Small Cap IntellidexSM Index will be deleted and replaced with the RAFI® Fundamental Small Core Index. Finally, the ticker symbol for the Fund will be changed from "PJM" to "PXSC" and all references to the old ticker symbol will be deleted and replaced with the new ticker symbol.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-5-6 4/15/11

POWERSHARES EXCHANGE-TRADED FUND TRUST (THE "TRUST")

SUPPLEMENT DATED APRIL 15, 2011 TO THE PROSPECTUS
DATED AUGUST 31, 2010 OF:

PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Zacks Micro Cap Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN
INVESTMENT POLICY

The Board of Trustees of the Trust approved a change to the name, the investment objective and the principal investment strategies of the PowerShares Dynamic Small Cap Value Portfolio (the "Fund"), effective June 16, 2011. The Fund's name will change to PowerShares Fundamental Pure Small Value Portfolio and the Fund's ticker symbol will change from "PWY" to "PXSV". At that time, the Fund will amend its current investment objective of seeking investment results that correspond (before fees and expenses) generally to the price and yield of the equity index called the Dynamic Small Cap Value IntellidexSM Index. Instead, the Fund will seek investment results that correspond (before fees and expenses) generally to the price and yield of the RAFI® Fundamental Small Value Index (the "Index"). The Fund will invest at least 90% of its total assets in the component securities that comprise the Index. The Index is comprised of common equity securities of "small value" U.S. companies, as classified by Research Affiliates, LLC (the "Index Provider"), based on the Index Provider's Fundamental Index methodology. In selecting securities for the Index and determining each individual security's relative weight within the Index, the Index Provider utilizes fundamental measures of company size rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider's RAFI Size/Style Index suite is constructed from the 2,500 largest U.S. companies, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. A composite fundamental weight is calculated for each security by equally weighting the four fundamental measures. Securities are divided into three size groups—"large," "mid" and "small"—based on their fundamental weight. The Index Provider classifies the Index constituents as "growth," "core" or "value" based on the Fundamental Index methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. Because the Index Provider uses a Fundamental Index methodology and selects securities for inclusion in the Index based on their fundamental weight, and not their market capitalization, the Fund's policy to normally invest at least 80% of its total assets in common stocks of small capitalization companies will no longer apply. Instead, the Fund will normally invest at least 80% of its total assets in common equity securities of fundamentally small companies. The Fund considers "fundamentally small" companies to be those companies that comprise the Index. This 80% investment policy is a non-fundamental policy that may be changed by the Board of Trustees of the Trust without shareholder approval, upon 60 days prior notice to shareholders.

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-5-7 4/15/11

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 15, 2011 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 31, 2010 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Buyback AchieversTM Portfolio
PowerShares CleantechTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Dynamic Software Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares Financial Preferred Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon Halter USX China Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares Zacks Micro Cap Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN
INVESTMENT POLICY

Effective June 16, 2011, the name of the PowerShares Dynamic Small Cap Value Portfolio will be changed to PowerShares Fundamental Pure Small Value Portfolio (the "Fund") and all references to PowerShares Dynamic Small Cap Value Portfolio will be deleted and replaced with PowerShares Fundamental Pure Small Value Portfolio. In addition, the Underlying Index for the Fund will be changed from the Dynamic Small Cap Value IntellidexSM Index to the RAFI® Fundamental Small Value Index and all references to the Dynamic Small Cap Value IntellidexSM Index will be deleted and replaced with the RAFI® Fundamental Small Value Index. Finally, the ticker symbol for the Fund will be changed from "PWY" to "PXSV" and all references to the old ticker symbol will be deleted and replaced with the new ticker symbol.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-5-7 4/15/11